UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5931

Nuveen New York Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
	December 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 152.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 151.8% (99.3% of Total Investments)
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
$ 685	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB	$ 669,183
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
	Consumer Staples – 2.3% (1.5% of Total Investments)
260	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/14 at 100.00	A3	255,156
	5.250%, 6/01/25
725	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	3/14 at 100.00	A1	725,116
	5.750%, 6/01/33
180	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	3/14 at 100.00	A3	171,137
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,055	4.750%, 6/01/22	6/16 at 100.00	BBB–	1,989,117
930	5.000%, 6/01/26	6/16 at 100.00	BB–	806,942
500	5.000%, 6/01/34	6/16 at 100.00	B	373,950
1,050	5.125%, 6/01/42	6/16 at 100.00	B	761,807
5,700	Total Consumer Staples			5,083,225
	Education and Civic Organizations – 26.5% (17.3% of Total Investments)
655	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	647,474
	2007A, 5.000%, 7/01/31
925	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BB+	778,175
	Schools, Series 2007A, 5.000%, 4/01/37
1,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,053,850
	Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43
1,630	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	12/20 at 100.00	B	1,646,365
	Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	90,467
	University, Series 2006, 5.000%, 5/01/23
2,815	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	2,581,271
	2007A, 5.000%, 7/01/41 – RAAI Insured
2,120	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AA–	2,532,404
	Series 2001-1, 5.500%, 7/01/20 – AMBAC Insured
870	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	870,000
	Series 2013A, 5.000%, 7/01/44
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	A	1,045,460
	Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured
1,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	1,260,684
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/22 at 100.00	Aa2	1,043,610
	Facilities, Series 2012A, 5.000%, 7/01/37
2,615	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/23 at 100.00	Aa3	2,863,294
	Facilities, Series 2013A, 5.000%, 7/01/27
2,500	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	2,636,525
	2011A, 5.000%, 10/01/41
2,100	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	2,113,944
	Series 2009, 5.250%, 7/01/29
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	927,299
	2010, 5.250%, 7/01/30
5,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	5,367,800
	5.000%, 7/01/32 – AMBAC Insured
290	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	302,838
	2009A, 5.000%, 7/01/39
7,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	7,274,120
	University, Series 2010A, 5.000%, 7/01/40
640	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	642,093
	2010, 5.250%, 7/01/35
925	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Ba1	766,511
	College Project, Series 2007-A2, 4.500%, 8/01/36
3,880	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Ba1	3,302,966
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
635	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	638,575
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
630	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	9/23 at 100.00	A	632,835
	Project, Series 2013, 5.000%, 9/01/38
1,885	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB+	1,933,143
	Series 2009, 5.750%, 7/01/39
1,260	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University	7/20 at 100.00	AA	1,311,005
	Project, Series 2010A, 5.000%, 7/01/40
580	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	10/14 at 100.00	A–	581,502
	St. Francis College, Series 2004, 5.000%, 10/01/34
560	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB	516,174
	College of Aeronautics, Series 2006A, 5.000%, 12/01/28
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,515	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	Ba1	2,181,234
2,300	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	1,829,972
400	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	Ba1	330,448
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
3,855	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	3,503,540
1,000	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	A	958,410
420	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	424,112
	College, Series 2007, 5.000%, 10/01/27
1,750	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York,	3/22 at 100.00	A3	1,731,765
	Revenue Bonds, Clarkson University Project, Series 2012A, 5.000%, 9/01/41
1,425	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	1,438,110
	Series 2010A, 5.125%, 9/01/40
660	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence	6/19 at 100.00	BBB	693,185
	College Project, Series 2001A Remarketed, 6.000%, 6/01/41
59,020	Total Education and Civic Organizations			58,451,160
	Financials – 2.9% (1.9% of Total Investments)
3,380	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	3,513,848
	Series 2005, 5.250%, 10/01/35
2,740	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	2,913,168
	Series 2007, 5.500%, 10/01/37
6,120	Total Financials			6,427,016
	Health Care – 17.6% (11.5% of Total Investments)
1,000	Dormitory Authority of the State of New York , Revenue Bonds, NYU Hospitals Center, Refunding	7/17 at 100.00	A–	1,006,530
	Series 2007A, 5.000%, 7/01/36
1,235	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	1,258,082
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	A	1,769,156
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
8,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Luke’s Roosevelt	8/15 at 100.00	N/R	8,664,220
	Hospital, Series 2005, 4.900%, 8/15/31
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	373,993
	Series 2010, 5.000%, 7/01/26
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
2,210	6.500%, 12/01/21	12/18 at 100.00	Ba1	2,268,587
1,205	6.125%, 12/01/29	12/18 at 100.00	Ba1	1,197,059
2,495	6.250%, 12/01/37	12/18 at 100.00	Ba1	2,395,150
5,590	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	5,608,615
	Center, Series 2006, 5.000%, 7/01/35 (UB)
2,475	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	2,549,547
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,800	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A3	1,806,714
	Obligated Group, Series 2005A, 5.000%, 11/01/34
3,750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A–	3,995,513
	2011A, 6.000%, 7/01/40
500	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System	7/20 at 100.00	A–	536,780
	Inc, Series 2010A, 5.750%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
710	5.250%, 2/01/27	2/17 at 100.00	BBB–	684,845
625	5.500%, 2/01/32	2/17 at 100.00	BBB–	586,506
2,730	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Catholic	7/21 at 100.00	BBB+	2,782,143
	Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28
1,100	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/14 at 100.00	B+	1,094,027
	Series 2001A, 7.125%, 7/01/31
290	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	3/14 at 100.00	B+	288,425
	Series 2001B, 7.125%, 7/01/31
38,265	Total Health Care			38,865,892
	Housing/Multifamily – 3.5% (2.3% of Total Investments)
5	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	3/14 at 100.00	AA	5,023
	Series 2002A, 5.500%, 11/01/34 (Alternative Minimum Tax)
1,500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	1,518,210
	Series 2004A, 5.250%, 11/01/30
345	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	344,451
	Series 2010D-1A, 5.000%, 11/01/42
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B,	11/17 at 100.00	Aa2	2,018,460
	5.300%, 11/01/37 (Alternative Minimum Tax)
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2010A,	5/20 at 100.00	Aa2	2,007,400
	5.000%, 11/01/42
690	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	692,760
	11/01/38 (Alternative Minimum Tax)
1,100	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	2/14 at 100.00	Aa1	1,102,090
	Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)
7,640	Total Housing/Multifamily			7,688,394
	Housing/Single Family – 1.7% (1.1% of Total Investments)
2,230	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%,	4/15 at 100.00	Aa1	2,232,676
	4/01/27 (Alternative Minimum Tax)
1,460	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%,	4/15 at 100.00	Aaa	1,471,286
	4/01/23 (Alternative Minimum Tax)
3,690	Total Housing/Single Family			3,703,962
	Long-Term Care – 3.7% (2.5% of Total Investments)
1,070	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	1,089,003
	Westchester Project, Series 2006, 5.200%, 2/15/41
645	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	B1	539,478
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	46,247
425	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	372,181
1,615	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	1,419,585
	Project, Series 2006, 5.500%, 8/01/33
1,190	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R	1,022,591
	Project, Series 2006A, 6.000%, 11/15/36
205	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	3/14 at 100.00	N/R	205,252
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
655	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/14 at 100.00	N/R	657,731
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
1,965	5.500%, 7/01/18	7/16 at 101.00	N/R	1,861,857
755	5.800%, 7/01/23	7/16 at 101.00	N/R	689,760
340	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	323,442
	Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23
8,915	Total Long-Term Care			8,227,127
	Materials – 0.3% (0.2% of Total Investments)
575	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	3/14 at 100.00	BBB	575,046
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 14.7% (9.6% of Total Investments)
10,000	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1, 5.125%,	12/17 at 100.00	AA	11,302,500
	12/01/26 (UB)
400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	441,724
3,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	3,328,380
50	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	53,734
	SYNCORA GTY Insured
6,400	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (UB)	6/16 at 100.00	AA	6,951,232
1,800	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	1,854,216
2,500	New York City, New York, General Obligation Bonds, Series 2004E, 5.000%, 11/01/19 – AGM	11/14 at 100.00	AA	2,589,150
	Insured (UB)
1,915	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	No Opt. Call	AA	2,060,866
	5.000%, 4/01/28
3,125	New York City, New York, General Obligation Bonds, Tender Option Bond Trust 3324, 18.335%,	No Opt. Call	AA	3,878,625
	3/01/21 (IF) (4)
29,190	Total Tax Obligation/General			32,460,427
	Tax Obligation/Limited – 35.5% (23.3% of Total Investments)
155	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University	No Opt. Call	AA–	158,867
	System, Series 1993B, 6.000%, 7/01/14 – AGM Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AA–	1,045,890
	Improvements, Series 2005D-1, 5.000%, 8/15/23 – FGIC Insured
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA–	2,812,675
	Facilities, Series 1993A, 5.875%, 5/15/17 – FGIC Insured
980	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	1,006,774
	Purpose Series 2011C, 5.000%, 3/15/41
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	No Opt. Call	AAA	1,052,420
	Purpose Series 2012D, 5.000%, 2/15/33
35	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	36,801
	2005F, 5.000%, 3/15/21 – AGM Insured
4,700	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	4,999,719
	2011A, 5.750%, 2/15/47
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	495,525
2,175	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AA–	2,588,315
	Series 2002A, 5.750%, 7/01/18
1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/15 at 100.00	A–	1,644,132
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds,
	Local Government Assistance Corporation, Series 2004A:
2,670	5.000%, 10/15/25 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	2,766,601
2,125	5.000%, 10/15/26 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	2,199,311
2,475	5.000%, 10/15/29 – AMBAC Insured (UB) (4)	10/14 at 100.00	AAA	2,546,305
3,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	3,282,652
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,870	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	No Opt. Call	AA–	1,979,133
	Series 2013S-1, 5.000%, 7/15/31
45	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	3/14 at 100.00	AAA	45,177
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
3,640	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	3,998,030
	Series 2007C-1, 5.000%, 11/01/27
1,915	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/22 at 100.00	AAA	2,001,654
	Fiscal 2012 Series E-1, 5.000%, 2/01/37
1,570	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	No Opt. Call	AAA	1,705,993
	Fiscal 2013 Series F-1, 5.000%, 2/01/29
2,400	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender	5/19 at 100.00	AAA	2,672,064
	Option Bond Trust 3545, 13.923%, 5/01/32 (IF)
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	AAA	2,719,025
	Subordinate Lien Series 2011C, 5.500%, 11/01/35
2,800	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	No Opt. Call	AAA	3,012,268
	Subordinate Series 2011-D1, 5.000%, 2/01/28
1,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A,	4/21 at 100.00	AA–	1,083,010
	5.750%, 4/01/41
5,000	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	5,474,850
	Series 2008A, 5.000%, 12/15/27 (UB)
2,030	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	2,071,798
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA	1,077,070
	2005B, 5.000%, 4/01/21 – AMBAC Insured
5,600	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA	6,701,464
	4/01/20 – AMBAC Insured (UB) (4)
2,800	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	3,008,096
	5.000%, 4/01/27
1,600	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	1,723,216
	5.000%, 3/15/29
1,045	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	3/15 at 100.00	AAA	1,080,791
	Series 2005B, 5.000%, 3/15/30 – AGM Insured
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	702,790
	2009A, 0.000%, 8/01/32
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2010A:
9,000	0.000%, 8/01/33	8/29 at 100.00	A+	4,573,710
1,950	5.500%, 8/01/42	2/20 at 100.00	A+	1,367,516
21,400	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	3,690,216
	0.000%, 8/01/39
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	1,104,100
	8/01/45 – NPFG Insured
105,260	Total Tax Obligation/Limited			78,427,958
	Transportation – 10.8% (7.0% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	A	2,047,760
	5.000%, 11/15/34
2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 102.00	N/R	779,940
	Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46 (5)
2,585	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/14 at 100.00	BB	2,316,212
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,550	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	1,662,158
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
1,420	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	1,413,269
	Series 2011, 5.000%, 11/15/44
215	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A	221,106
	AMBAC Insured
1,100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	1,141,899
	AGM Insured
1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/14 at 100.00	A	1,007,290
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
2,300	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	2,422,337
1,080	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,128,697
770	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA–	957,880
	Eighth Series 2008, Trust 2920, 17.724%, 8/15/32 – AGM Insured (IF)
2,340	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	2,444,107
	Ninth Series 2013, 5.000%, 12/01/38
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth	1/21 at 100.00	AA–	1,026,830
	Series 2011, 5.000%, 1/15/41
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
520	6.500%, 12/01/28	12/15 at 100.00	BBB	541,965
2,500	6.000%, 12/01/36	12/20 at 100.00	BBB	2,674,675
1,750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AA–	1,959,160
	Refunding Bonds, Tender Option Bond Trust 1184, 9.395%, 5/15/16 (IF)
24,130	Total Transportation			23,745,285
	U.S. Guaranteed – 11.9% (7.8% of Total Investments) (6)
655	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AA– (6)	692,807
	2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AA+ (6)	5,363,500
	4.500%, 4/01/18 (Pre-refunded 10/01/15) – FGIC Insured
4,530	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+ (6)	4,849,456
	New York Housing Authority Program, Series 2005A, 5.000%, 7/01/25 (Pre-refunded 7/01/15) –
	FGIC Insured (UB) (4)
2,950	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19	9/15 at 100.00	N/R (6)	3,180,749
	(Pre-refunded 9/01/15) – SYNCORA GTY Insured
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA– (6)	1,010,030
	2003A, 5.000%, 3/15/21 (Pre-refunded 3/15/14)
255	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AA– (6)	269,719
	2005B, 5.000%, 3/15/30 (Pre-refunded 3/15/15) – AGM Insured
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B,	No Opt. Call	AA+ (6)	1,864,320
	5.000%, 1/01/20 (ETM)
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AA+ (6)	9,060,075
	5.500%, 1/01/30 (Pre-refunded 1/01/22)
23,490	Total U.S. Guaranteed			26,290,656
	Utilities – 11.7% (7.6% of Total Investments)
2,200	Chautauqua County Industrial Development Agency, Exempt Facility Revenue Bonds, New York, NRG	2/20 at 100.00	Baa3	2,220,548
	Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
185	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	177,039
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,100	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	3,328,315
3,100	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	3,316,163
3,380	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	3,406,601
	5.000%, 5/01/38
2,300	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	3/14 at 100.00	A–	2,306,417
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
4,270	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	3,708,367
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42
820	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	889,134
	11/15/19 – FGIC Insured
4,000	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	7/14 at 100.00	N/R	3,912,680
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)
2,335	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013 TE,	12/23 at 100.00	AAA	2,452,684
	5.000%, 12/15/41
25,690	Total Utilities			25,717,948
	Water and Sewer – 8.4% (5.5% of Total Investments)
1,995	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	A–	1,959,948
	2010, 5.625%, 7/01/40
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/19 at 100.00	AA+	3,324,510
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
9,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	9,219,330
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
3,840	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	4/20 at 100.00	AAA	4,077,733
	Master Financing, Series 2010C, 5.000%, 10/15/35
17,835	Total Water and Sewer			18,581,521
$ 356,205	Total Municipal Bonds (cost $335,199,972)			334,914,800

Shares	Description (1)	Coupon	Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 1.1% (0.7% of Total Investments)
	Airlines – 1.1% (0.7% of Total Investments)
95	American Airlines Group Inc., (7)	6.250%	N/R	$ 2,470,098
	Total Convertible Preferred Securities (cost $2,431,979)			2,470,098
	Total Long-Term Investments (cost $337,631,951)			337,384,898
	Floating Rate Obligations – (15.4)%			(34,095,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (40.3)% (8)			(89,000,000)
	Other Assets Less Liabilities – 2.8%			6,406,312
	Net Assets Applicable to Common Shares – 100%			$ 220,696,210

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$334,914,800	$ —	$334,914,800
Convertible Preferred Securities	2,470,098	—	—	2,470,098
Total	$2,470,098	$334,914,800	$ —	$337,384,898

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2013, the cost of investments was $303,236,085.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 13,668,988
Depreciation	(13,610,359)
Net unrealized appreciation (depreciation) of investments	$ 58,629

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875%
to 2.350%.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of
AAL preferred stock which is to be converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock will be converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.4%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Performance Plus Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         February 28, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         February 28, 2014